Stock-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) [Line Items]
Number of shares available for issuance (in Shares)
Options outstanding (in Shares)			1,572,451	1,838,759
Expiration period	10 years		10 years
Aggregate intrinsic value of options exercised	$ 800	$ 1,000	$ 700	$ 5,800
Options, granted (in Shares)
Stock-based compensation expense	$ 2,000	$ 1,400	$ 5,200	$ 1,700
Unamortized stock-based compensation expense	$ 12,100		$ 13,500
Weighted average remaining amortization period	2 years 6 months 10 days		2 years 3 months 3 days
2018 Stock Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Number of shares available for issuance (in Shares)
Options outstanding (in Shares)	1,569,996
Vesting period	4 years		4 years
Number of shares available for issuance (in Shares)			12,782,447
2021 Equity Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Number of shares available for issuance (in Shares)	20,701,956
Share-Based Payment Arrangement, Tranche One [Member] | 2018 Stock Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting percentage	25.00%		25.00%
Share-Based Payment Arrangement, Tranche Two [Member] | 2018 Stock Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period	36 months		36 months
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Aggregate fair value	$ 1,100		$ 1,900